CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Total revenue	$ 950,012,173	$ 1,536,017,781	$ 1,745,763,191
Costs of revenue:
Cost of real estate lease income	(20,287,953)	(22,438,180)	(36,122,097)
Total costs of revenue	(878,056,065)	(1,468,080,865)	(1,453,296,443)
Gross profit	71,956,108	67,936,916	292,466,748
Selling and distribution expenses	(29,458,486)	(90,569,390)	(66,886,148)
General and administrative expenses	(96,106,518)	(163,410,021)	(154,176,673)
Gain on disposal of property held for lease	5,687,312		82,805,785
Impairment loss on goodwill	(1,481,006)	(4,355,469)	(6,400,262)
Impairment loss on intangible assets		(14,295,790)
Operating income /(loss)	(49,402,590)	(204,693,754)	147,809,450
Interest income	8,207,327	28,296,824	33,405,610
Interest expense	(158,008,411)	(183,398,772)	(129,487,405)
Net gain/ (loss) on debt extinguishment	9,620,914		(1,843,306)
Gain /(loss) on short-term investments	(71,675,454)	(30,203,357)	5,052,944
Share of (loss)/income of equity investees	(26,166,538)	(23,345,765)	17,028,301
Exchange gains/ (loss)	39,952,338	(9,707,463)	(3,093,907)
Other income/ (loss)	(1,968,849)	2,509,645	(1,296,377)
Income /(loss) from operations before income taxes	(249,441,263)	(420,542,642)	67,575,310
Income taxes benefit/ (expenses)	(9,241,462)	7,280,528	(135,059,190)
Net loss	(258,682,725)	(413,262,114)	(67,483,880)
Net loss attributable to non-controlling interest	(4,670,836)	(4,045,264)	(13,557,028)
Net loss attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ (263,353,561)	$ (417,307,378)	$ (81,040,908)
Loss per share:
Basic	$ (2.44)	$ (3.89)	$ (0.75)
Diluted	$ (2.44)	$ (3.89)	$ (0.75)
Shares used in computation:
Basic	107,849,225	107,283,420	107,558,506
Diluted	107,849,225	107,283,420	107,569,181
Foreign currency translation adjustments	$ (67,014,536)	$ 20,861,635	$ 94,386,918
Comprehensive income/(loss)	(325,697,261)	(392,400,479)	26,903,038
Comprehensive income/(loss) attributable to non-controlling interest	5,804,943	(7,088,744)	(40,671,816)
Comprehensive loss attributable to Xinyuan Real Estate Co., Ltd. shareholders	(319,892,318)	(399,489,223)	(13,768,778)
Real estate sales
Revenue:
Revenue	809,412,923	1,392,240,005	1,604,891,939
Costs of revenue:
Cost of revenue	(768,356,253)	(1,359,344,416)	(1,351,980,826)
Real estate management services income
Revenue:
Revenue	105,460,071	109,822,206	91,208,307
Costs of revenue:
Cost of revenue	(79,609,736)	(73,978,205)	(55,437,978)
Real estate lease income [Member]
Revenue:
Real estate lease income	20,782,612	19,781,344	34,792,485
Other revenue
Revenue:
Revenue	14,356,567	14,174,226	14,870,460
Costs of revenue:
Cost of revenue	$ (9,802,123)	$ (12,320,064)	$ (9,755,542)